UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND

(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600

Denver, CO 80202

(Address of principal executive offices)(zip code)

Christopher J. Marsico

The Marsico Investment Fund

1200 17th Street, Suite 1600

Denver, CO 80202

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	57,426	$18,436,617	3.37%

Application Software
salesforce.com, inc.*	294,246	30,080,768	5.49

Brewers
Anheuser-Busch InBev S.A./N.V.	92,593	10,346,524	1.89

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	432,626	31,849,926	5.81
Visa, Inc. - Cl. A	279,338	31,850,119	5.82
		63,700,045	11.63

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	84,218	19,249,708	3.52

Diversified Banks
JPMorgan Chase & Co.	226,076	24,176,567	4.41

Financial Exchanges & Data
Intercontinental Exchange, Inc.	143,778	10,144,976	1.85

Home Entertainment Software
Activision Blizzard, Inc.	348,488	22,066,260	4.03

Internet & Direct Marketing Retail
Amazon.com, Inc.*	24,741	28,933,857	5.28
Netflix, Inc.*	127,281	24,432,861	4.46
		53,366,718	9.74

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	255,102	43,987,238	8.03
Alphabet, Inc. - Cl. A*	23,998	25,279,493	4.62
Facebook, Inc. - Cl. A*	136,507	24,088,025	4.40
		93,354,756	17.05

Managed Health Care
Anthem, Inc.	96,918	21,807,519	3.98
UnitedHealth Group, Inc.	145,147	31,999,108	5.85
		53,806,627	9.83

Regional Banks
First Republic Bank	164,495	14,251,847	2.60

Restaurants
Domino's Pizza Enterprises Ltd.	228,017	$8,308,413	1.52%

Semiconductor Equipment
Applied Materials, Inc.	427,648	21,861,366	3.99

Semiconductors
NVIDIA Corporation	113,988	22,056,678	4.03

Specialty Chemicals
The Sherwin-Williams Company	52,220	21,412,289	3.91

Technology Hardware, Storage & Peripherals
Apple, Inc.	139,221	23,560,370	4.30

TOTAL COMMON STOCKS (Cost $328,216,917)		510,180,529	93.16

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	43,012,435	43,012,435	7.85

TOTAL SHORT-TERM INVESTMENTS (Cost $43,012,435)		43,012,435	7.85

TOTAL INVESTMENTS (Cost $371,229,352)		553,192,964	101.01

Liabilities, Less Cash and Other Assets		(5,549,222)	(1.01)

NET ASSETS		$547,643,742	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	25,976	$8,339,595	3.02%
Raytheon Company	31,428	5,903,750	2.14
		14,243,345	5.16

Application Software
Adobe Systems, Inc.*	54,800	9,603,152	3.48
salesforce.com, inc.*	90,863	9,288,924	3.36
		18,892,076	6.84

Biotechnology
Amgen, Inc.	47,266	8,219,557	2.98

Brewers
Anheuser-Busch InBev S.A./N.V.	53,842	6,016,411	2.18

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	129,801	9,555,950	3.46
Visa, Inc. - Cl. A	98,013	11,175,442	4.05
		20,731,392	7.51

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,546	7,667,609	2.78

Diversified Banks
JPMorgan Chase & Co.	67,673	7,236,951	2.62

Financial Exchanges & Data
Intercontinental Exchange, Inc.	57,579	4,062,774	1.47

Health Care Services
Laboratory Corporation of America Holdings*	34,930	5,571,684	2.02

Home Entertainment Software
Activision Blizzard, Inc.	128,897	8,161,758	2.96
Take-Two Interactive Software, Inc.*	30,982	3,401,204	1.23
		11,562,962	4.19

Hotel & Resort REITs
MGM Growth Properties LLC - Cl. A	103,079	3,004,753	1.09

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	116,431	6,199,951	2.24

Internet & Direct Marketing Retail
Amazon.com, Inc.*	9,266	10,836,309	3.92

Netflix, Inc.*	35,612	$6,836,080	2.48%
		17,672,389	6.40

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	80,807	13,933,551	5.04
Alphabet, Inc. - Cl. A*	9,493	9,999,926	3.62
Facebook, Inc. - Cl. A*	56,624	9,991,871	3.62
Tencent Holdings Ltd.	198,100	10,294,400	3.73
		44,219,748	16.01

Investment Banking & Brokerage
The Charles Schwab Corporation	99,291	5,100,579	1.85

Managed Health Care
Anthem, Inc.	29,840	6,714,298	2.43
UnitedHealth Group, Inc.	47,060	10,374,848	3.76
		17,089,146	6.19

Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	41,948	8,314,933	3.01

Pharmaceuticals
Zoetis, Inc.	126,679	9,125,955	3.30

Regional Banks
First Republic Bank	57,608	4,991,157	1.81

Semiconductor Equipment
Applied Materials, Inc.	127,624	6,524,139	2.36

Semiconductors
NVIDIA Corporation	44,217	8,555,989	3.10

Specialized REITs
Crown Castle International Corp.	80,646	8,952,512	3.24

Specialty Chemicals
The Sherwin-Williams Company	17,682	7,250,327	2.63

Technology Hardware, Storage & Peripherals
Apple, Inc.	56,960	9,639,341	3.49

TOTAL COMMON STOCKS (Cost $173,405,182)		260,845,680	94.47

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	17,443,906	17,443,906	6.32

TOTAL SHORT-TERM INVESTMENTS (Cost $17,443,906)		17,443,906	6.32

TOTAL INVESTMENTS (Cost $190,849,088)	$278,289,586	100.79%

Liabilities, Less Cash and Other Assets	(2,186,756)	(0.79)

NET ASSETS	$276,102,830	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	12,827	$1,210,227	0.50%

Airlines
Ryanair Holdings PLC Spon. ADR*	29,425	3,065,791	1.28

Apparel Retail
Burlington Stores, Inc.*	48,805	6,004,479	2.50

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	42,206	3,316,970	1.38

Application Software
Adobe Systems, Inc.*	24,760	4,338,942	1.80
Atlassian Corporation PLC - Cl. A*	39,927	1,817,477	0.75
Guidewire Software, Inc.*	40,354	2,996,688	1.25
PTC, Inc.*	71,905	4,369,667	1.82
salesforce.com, inc.*	73,785	7,543,041	3.14
Snap, Inc. - Cl. A*	76,933	1,123,991	0.47
The Descartes Systems Group, Inc.*	107,200	3,047,994	1.27
		25,237,800	10.50

Automobile Manufacturers
Tesla, Inc.*	5,823	1,812,991	0.75

Automotive Retail
O'Reilly Automotive, Inc.*	14,646	3,522,949	1.47

Biotechnology
Alkermes PLC*	48,723	2,666,610	1.11

Construction Materials
Vulcan Materials Company	40,483	5,196,803	2.16

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	55,281	5,007,353	2.08
FleetCor Technologies, Inc.*	25,930	4,989,710	2.08
Mastercard, Inc. - Cl. A	48,364	7,320,375	3.05
Vantiv, Inc. - Cl. A*	77,568	5,705,126	2.37
		23,022,564	9.58

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	33,287	7,608,410	3.17

Diversified Support Services
Healthcare Services Group, Inc.	87,217	4,598,080	1.91

Electrical Components & Equipment
AMETEK, Inc.	56,218	$4,074,118	1.70%

Electronic Equipment & Instruments
Cognex Corporation	24,736	1,512,854	0.63

General Merchandise Stores
Ollie's Bargain Outlet Holdings, Inc.*	71,420	3,803,115	1.58

Health Care Equipment
Hologic, Inc.*	76,207	3,257,849	1.36
IDEXX Laboratories, Inc.*	18,011	2,816,560	1.17
Intuitive Surgical, Inc.*	19,048	6,951,377	2.89
LivaNova PLC*	19,352	1,546,612	0.65
Teleflex, Inc.	22,925	5,704,199	2.37
		20,276,597	8.44

Health Care Facilities
Acadia Healthcare Company, Inc.*	38,479	1,255,570	0.52

Home Entertainment Software
Activision Blizzard, Inc.	68,274	4,323,110	1.80
Take-Two Interactive Software, Inc.*	48,161	5,287,114	2.20
		9,610,224	4.00

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	33,630	4,564,600	1.90
Norwegian Cruise Line Holdings Ltd.*	114,387	6,091,108	2.53
		10,655,708	4.43

Industrial Machinery
RBC Bearings, Inc.*	9,507	1,201,685	0.50

Internet & Direct Marketing Retail
Ctrip.com International, Ltd. ADR*	93,285	4,113,868	1.71
Netflix, Inc.*	24,174	4,640,441	1.93
		8,754,309	3.64

Internet Software & Services
CoStar Group, Inc.*	23,131	6,868,751	2.86
Twilio, Inc. - Cl. A*	33,147	782,269	0.32
		7,651,020	3.18

Investment Banking & Brokerage
The Charles Schwab Corporation	133,916	6,879,265	2.86

IT Consulting & Other Services
Gartner, Inc.*	41,010	5,050,381	2.10

Metal & Glass Containers
Ball Corporation	84,260	3,189,241	1.33

Packaged Foods & Meats
Blue Buffalo Pet Products, Inc.*	70,623	2,315,728	0.96

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	46,992	2,145,185	0.89

Railroads
Genesee & Wyoming, Inc. - Cl. A*	63,960	$5,035,571	2.09%

Real Estate Services
FirstService Corporation	18,100	1,266,136	0.53

Regional Banks
First Republic Bank	76,842	6,657,591	2.77
Signature Bank*	39,099	5,366,729	2.23
		12,024,320	5.00

Research & Consulting Services
Verisk Analytics, Inc.*	49,049	4,708,704	1.96

Restaurants
Domino's Pizza, Inc.	19,393	3,664,501	1.52

Semiconductor Equipment
Lam Research Corporation	12,576	2,314,864	0.96

Soft Drinks
Monster Beverage Corporation*	83,895	5,309,715	2.21

Specialized REITs
Crown Castle International Corp.	46,674	5,181,281	2.16
SBA Communications Corporation - Cl. A*	43,307	7,074,631	2.94
		12,255,912	5.10

Specialty Chemicals
The Sherwin-Williams Company	15,007	6,153,470	2.56

TOTAL COMMON STOCKS (Cost $210,325,397)		228,371,867	95.00

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	13,319,088	13,319,088	5.54

TOTAL SHORT-TERM INVESTMENTS (Cost $13,319,088)		13,319,088	5.54

TOTAL INVESTMENTS (Cost $223,644,485)		241,690,955	100.54

Liabilities, Less Cash and Other Assets		(1,297,755)	(0.54)

NET ASSETS		$240,393,200	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Ryanair Holdings PLC Spon. ADR*	18,163	$1,892,403	2.81%

Application Software
Constellation Software, Inc.	2,135	1,294,282	1.92
Dassault Systemes	10,425	1,108,122	1.64
SAP S.E.	11,329	1,270,274	1.89
		3,672,678	5.45

Asset Management & Custody Banks
Hargreaves Lansdown PLC	72,820	1,771,690	2.63
Julius Baer Group Ltd.	38,198	2,336,293	3.46
		4,107,983	6.09

Biotechnology
Genmab A/S*	3,350	555,571	0.82

Brewers
Anheuser-Busch InBev S.A./N.V.	15,104	1,687,751	2.50

Casinos & Gaming
MGM China Holdings Ltd.	523,600	1,584,971	2.35

Data Processing & Outsourced Services
Cielo S.A.	95,900	679,982	1.01
Vantiv, Inc. - Cl. A*	21,680	1,594,564	2.36
Wirecard A.G.	16,883	1,885,324	2.80
		4,159,870	6.17

Diversified Banks
HDFC Bank Ltd. ADR	12,521	1,273,010	1.89
ING Groep N.V.	18,095	332,725	0.49
Sumitomo Mitsui Financial Group, Inc.	8,300	358,593	0.53
UniCredit SpA*	52,237	976,500	1.45
		2,940,828	4.36

Financial Exchanges & Data
Bolsa Mexicana de Valores S.A.B. de C.V.	294,700	506,742	0.75
Deutsche Boerse A.G.	13,619	1,581,784	2.35
		2,088,526	3.10

General Merchandise Stores
B&M European Value Retail S.A.	187,709	1,073,553	1.60

Dollarama, Inc.	10,858	$1,356,602	2.01%
		2,430,155	3.61

Health Care Distributors
Sinopharm Group Company Ltd. - Cl. H	106,000	458,578	0.68

Health Care Equipment
Koninklijke Philips N.V.	48,620	1,839,939	2.73

Home Entertainment Software
Nintendo Co., Ltd.	1,500	548,347	0.82
Ubisoft Entertainment S.A.*	23,141	1,780,893	2.64
		2,329,240	3.46

Household Products
Reckitt Benckiser Group PLC	18,672	1,744,281	2.59

Industrial Machinery
FANUC Corporation	8,700	2,089,390	3.10

Integrated Telecommunication Services
Cellnex Telecom SA	21,553	552,118	0.82

Internet & Direct Marketing Retail
ASOS PLC*	8,198	743,252	1.10
Ctrip.com International, Ltd. ADR*	33,371	1,471,661	2.18
MakeMyTrip Ltd.*	27,198	811,861	1.21
Start Today Company Ltd.	22,800	693,055	1.03
		3,719,829	5.52

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	14,069	2,425,918	3.60
Just Eat PLC*	84,355	889,496	1.32
Scout24 A.G.	39,587	1,617,322	2.40
Tencent Holdings Ltd.	51,600	2,681,428	3.98
		7,614,164	11.30

IT Consulting & Other Services
InterXion Holding N.V.*	56,724	3,342,745	4.96

Life Sciences Tools & Services
Eurofins Scientific S.E.	2,239	1,363,649	2.02
QIAGEN N.V.	30,180	933,467	1.39
		2,297,116	3.41

Pharmaceuticals
Bayer A.G.	17,889	2,232,267	3.31
Dechra Pharmaceuticals PLC	44,072	1,247,200	1.85
		3,479,467	5.16

Publishing
Lifull Company Ltd.	84,400	755,049	1.12

Real Estate Operating Companies
Aroundtown S.A.	180,413	1,388,861	2.06

Restaurants
Domino's Pizza Enterprises Ltd.	42,508	$1,548,893	2.30%
Domino's Pizza Group PLC	294,839	1,376,153	2.04
		2,925,046	4.34

Semiconductor Equipment
ASML Holding N.V.	17,635	3,071,279	4.56

Trading Companies & Distributors
MISUMI Group, Inc.	64,400	1,874,702	2.78

Wireless Telecommunication Services
SoftBank Group Corporation	7,400	585,826	0.87

TOTAL COMMON STOCKS (Cost $49,884,158)		65,188,366	96.72

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,458,059	1,458,059	2.16

TOTAL SHORT-TERM INVESTMENTS (Cost $1,458,059)		1,458,059	2.16

TOTAL INVESTMENTS (Cost $51,342,217)		66,646,425	98.88

Cash and Other Assets, Less Liabilities		757,601	1.12

NET ASSETS		$67,404,026	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$1,548,893	2.32%
Belgium	1,687,751	2.53
Brazil	679,982	1.02
Canada	2,650,884	3.98
China/Hong Kong	8,622,556	12.94
Denmark	555,571	0.83
France	4,252,664	6.38
Germany	9,975,832	14.97
India	2,084,871	3.13
Ireland	1,892,403	2.84
Italy	976,500	1.47
Japan	6,904,962	10.36
Mexico	506,742	0.76
Netherlands	9,520,155	14.28
Spain	552,118	0.83
Switzerland	2,336,293	3.51
United Kingdom	8,845,625	13.27
United States(1)	3,052,623	4.58
	$66,646,425	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	516,686	$3,997,271	1.69%
Lockheed Martin Corporation	39,568	12,703,307	5.36
		16,700,578	7.05

Airport Services
Macquarie Infrastructure Corporation	88,696	5,694,283	2.40

Automotive Retail
O'Reilly Automotive, Inc.*	11,943	2,872,769	1.21

Biotechnology
Amgen, Inc.	42,723	7,429,530	3.13

Brewers
Anheuser-Busch InBev S.A./N.V.	39,447	4,407,885	1.86

Broadcasting
CBS Corporation - Cl. B	36,947	2,179,873	0.92

Data Processing & Outsourced Services
Vantiv, Inc. - Cl. A*	32,108	2,361,543	0.99
Visa, Inc. - Cl. A	101,826	11,610,201	4.90
		13,971,744	5.89

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	48,676	11,125,873	4.69

Environmental & Facilities Services
Waste Management, Inc.	92,089	7,947,281	3.35

Financial Exchanges & Data
CME Group, Inc.	47,556	6,945,554	2.93

Health Care Equipment
Zimmer Biomet Holdings, Inc.	49,602	5,985,473	2.53

Home Improvement Retail
The Home Depot, Inc.	33,053	6,264,535	2.64

Hotels, Resorts & Cruise Lines
Hilton Grand Vacations, Inc.*	134,324	5,634,892	2.38

Internet Software & Services
Alphabet, Inc. - Cl. A*	9,218	9,710,241	4.10
Facebook, Inc. - Cl. A*	54,107	9,547,722	4.03
		19,257,963	8.13

Leisure Facilities
Six Flags Entertainment Corporation	90,874	$6,049,482	2.55%

Managed Health Care
Anthem, Inc.	31,893	7,176,244	3.03

Mortgage REITs
Starwood Property Trust, Inc.	375,761	8,022,497	3.38

Movies & Entertainment
Time Warner, Inc.	66,035	6,040,222	2.55

Packaged Foods & Meats
Mondelez International, Inc. - Cl. A	30,438	1,302,746	0.55

Pharmaceuticals
Johnson & Johnson	68,803	9,613,155	4.06

Regional Banks
Signature Bank*	27,651	3,795,376	1.60

Restaurants
Domino's Pizza Group PLC	1,662,453	7,759,452	3.27

Semiconductors
Texas Instruments, Inc.	68,225	7,125,419	3.01

Specialized REITs
Crown Castle International Corp.	93,131	10,338,472	4.36

Systems Software
Microsoft Corporation	78,582	6,721,904	2.84

Technology Hardware, Storage & Peripherals
Apple, Inc.	58,928	9,972,386	4.21

TOTAL COMMON STOCKS (Cost $144,820,493)		200,335,588	84.52

CONVERTIBLE PREFERRED STOCKS
Pharmaceuticals
Allergan PLC, Series A, 5.500%, 3/1/18	4,091	2,398,349	1.01

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,343,424)		2,398,349	1.01

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Casinos & Gaming
MGM Resorts International, 6.625%, 12/15/21	$3,500,000	3,840,200	1.62

General Merchandise Stores
Dollar Tree, Inc., 5.750%, 3/1/23	5,000,000	5,237,500	2.21

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	4,000,000	4,080,000	1.72

Movies & Entertainment
Lions Gate Entertainment Corporation 144A, 5.875%, 11/1/24†	$1,000,000	$1,056,250	0.45%

Restaurants
Yum! Brands, Inc., 6.875%, 11/15/37	3,000,000	3,292,500	1.39

TOTAL CORPORATE BONDS (Cost $16,236,529)		17,506,450	7.39

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
JPMorgan Chase & Co., Series BB, 6.150%, Perpetual Maturity	94,101	2,534,140	1.07
Wells Fargo & Company, Series N, 5.200%, Perpetual Maturity	102,044	2,561,304	1.08
		5,095,444	2.15

Investment Banking & Brokerage
The Charles Schwab Corporation, Series C, 6.000%, Perpetual Maturity	93,162	2,504,195	1.06

Regional Banks
Regions Financial Corporation, Series A, 6.375%, Perpetual Maturity	74,183	1,879,797	0.79

TOTAL PREFERRED STOCKS (Cost $8,982,862)		9,479,436	4.00

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	7,825,135	7,825,135	3.30

TOTAL SHORT-TERM INVESTMENTS (Cost $7,825,135)		7,825,135	3.30

TOTAL INVESTMENTS (Cost $181,208,443)		237,544,958	100.22

Liabilities, Less Cash and Other Assets		(517,072)	(0.22)

NET ASSETS		$237,027,886	100.00%

*	Non-income producing.

†	These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2017, the total value of the Fund’s 144A securities was 0.45% of net assets.

See notes to schedules of investments.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Ryanair Holdings PLC Spon. ADR*	12,677	$1,320,817	2.78%

Apparel, Accessories & Luxury Goods
Hermes International	3,069	1,643,243	3.46

Application Software
salesforce.com, inc.*	18,643	1,905,874	4.02
SAP S.E.	12,916	1,448,218	3.05
Snap, Inc. - Cl. A*	33,282	486,250	1.02
		3,840,342	8.09

Brewers
Anheuser-Busch InBev S.A./N.V.	9,550	1,067,136	2.25

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	13,913	1,586,360	3.34
Wirecard A.G.	15,894	1,774,883	3.74
		3,361,243	7.08

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	2,364	540,339	1.14

General Merchandise Stores
Dollarama, Inc.	10,144	1,267,395	2.67

Health Care Equipment
Intuitive Surgical, Inc.*	3,159	1,152,846	2.43
Koninklijke Philips N.V.	32,559	1,232,138	2.59
		2,384,984	5.02

Home Entertainment Software
Activision Blizzard, Inc.	22,496	1,424,447	3.00
Nintendo Co., Ltd.	3,200	1,169,807	2.46
Ubisoft Entertainment S.A.*	25,688	1,976,905	4.17
		4,571,159	9.63

Industrial Machinery
FANUC Corporation	3,000	720,479	1.52

Internet & Direct Marketing Retail
Amazon.com, Inc.*	1,371	1,603,343	3.38
Ctrip.com International, Ltd. ADR*	21,233	936,375	1.97

Netflix, Inc.*	6,882	$1,321,069	2.78%
		3,860,787	8.13

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	14,625	2,521,789	5.32
Alphabet, Inc. - Cl. A*	1,131	1,191,395	2.51
Facebook, Inc. - Cl. A*	8,776	1,548,613	3.26
Tencent Holdings Ltd.	56,800	2,951,650	6.22
		8,213,447	17.31

IT Consulting & Other Services
InterXion Holding N.V.*	32,338	1,905,678	4.02

Managed Health Care
UnitedHealth Group, Inc.	6,391	1,408,960	2.97

Regional Banks
First Republic Bank	8,412	728,816	1.54

Restaurants
Domino's Pizza Enterprises Ltd.	30,936	1,127,236	2.37
Domino's Pizza Group PLC	240,769	1,123,783	2.37
		2,251,019	4.74

Semiconductor Equipment
Applied Materials, Inc.	25,422	1,299,572	2.74
ASML Holding N.V.	6,752	1,175,916	2.48
		2,475,488	5.22

Semiconductors
NVIDIA Corporation	6,763	1,308,641	2.76

Specialty Chemicals
The Sherwin-Williams Company	3,078	1,262,103	2.66

TOTAL COMMON STOCKS (Cost $29,412,861)		44,132,076	92.99

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	3,474,817	3,474,817	7.32

TOTAL SHORT-TERM INVESTMENTS (Cost $3,474,817)		3,474,817	7.32

TOTAL INVESTMENTS (Cost $32,887,678)		47,606,893	100.31

Liabilities, Less Cash and Other Assets		(145,648)	(0.31)

NET ASSETS		$47,461,245	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$1,127,236	2.37%
Belgium	1,067,136	2.24
Canada	1,267,395	2.66
China/Hong Kong	6,409,814	13.46
France	3,620,148	7.61
Germany	3,223,101	6.77
Ireland	1,320,817	2.78
Japan	1,890,286	3.97
Netherlands	4,313,732	9.06
United Kingdom	1,123,783	2.36
United States(1)	22,243,445	46.72
	$47,606,893	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

■	Level 1 – quoted prices in active markets for identical investments

■	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

■	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period and consider securities that are purchased during the reporting period as not having transferred between levels as of the end of the reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2017:

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$61,675,131	$-	$-	$61,675,131
Consumer Staples	29,596,232	-	-	29,596,232
Financials	48,573,390	-	-	48,573,390
Health Care	53,806,627	-	-	53,806,627
Industrials	18,436,617	-	-	18,436,617
Information Technology	276,680,243	-	-	276,680,243
Materials	21,412,289	-	-	21,412,289
Short-term Investments	43,012,435	-	-	43,012,435
				$553,192,964

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	23,872,340	-	-	23,872,340
Consumer Staples	13,684,020	-	-	13,684,020
Financials	29,706,394	-	-	29,706,394
Health Care	40,006,342	-	-	40,006,342
Industrials	14,243,345	-	-	14,243,345
Information Technology	120,125,647	-	-	120,125,647
Materials	7,250,327	-	-	7,250,327
Real Estate	11,957,265	-	-	11,957,265
Short-term Investments	17,443,906	-	-	17,443,906
				$278,289,586

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	41,535,022	-	-	41,535,022
Consumer Staples	15,233,853	-	-	15,233,853
Financials	18,903,585	-	-	18,903,585
Health Care	26,343,962	-	-	26,343,962
Industrials	23,894,176	-	-	23,894,176
Information Technology	74,399,707	-	-	74,399,707
Materials	14,539,514	-	-	14,539,514
Real Estate	13,522,048	-	-	13,522,048
Short-term Investments	13,319,088	-	-	13,319,088
				$241,690,955

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	$11,415,050	$-	$-	$11,415,050
Consumer Staples	3,432,032	-	-	3,432,032
Financials	9,137,337	-	-	9,137,337
Health Care	8,630,671	-	-	8,630,671
Industrials	5,856,495	-	-	5,856,495
Information Technology	24,189,976	-	-	24,189,976
Real Estate	1,388,861	-	-	1,388,861
Telecommunication Services	1,137,944	-	-	1,137,944
Short-term Investments	1,458,059	-	-	1,458,059
				$66,646,425

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	36,801,225	-	-	36,801,225
Consumer Staples	16,836,504	-	-	16,836,504
Financials	18,763,427	-	-	18,763,427
Health Care	30,204,402	-	-	30,204,402
Industrials	30,342,142	-	-	30,342,142
Information Technology	57,049,416	-	-	57,049,416
Real Estate	10,338,472	-	-	10,338,472
Convertible Preferred Stocks	2,398,349	-	-	2,398,349
Corporate Bonds	-	17,506,450	-	17,506,450
Preferred Stocks	9,479,436	-	-	9,479,436
Short-term Investments	7,825,135	-	-	7,825,135
				$237,544,958

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	9,022,444	-	-	9,022,444
Consumer Staples	1,607,475	-	-	1,607,475
Financials	728,816	-	-	728,816
Health Care	3,793,944	-	-	3,793,944
Industrials	2,041,296	-	-	2,041,296
Information Technology	25,675,998	-	-	25,675,998
Materials	1,262,103	-	-	1,262,103
Short-term Investments	3,474,817	-	-	3,474,817
				$47,606,893

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2014-2017 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2017, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$371,687,887	$190,839,493	$223,729,998	$52,043,292	$181,426,515	$33,232,473

Gross Unrealized Appreciation	$186,808,712	$88,671,675	$22,455,834	$15,281,568	$59,930,362	$14,780,497
Gross Unrealized Depreciation	(5,303,635)	(1,221,582)	(4,494,877)	(678,435)	(3,811,919)	(406,077)

Net Unrealized Appreciation on Investments	$181,505,077	$87,450,093	$17,960,957	$14,603,133	$56,118,443	$14,374,420

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 28, 2018

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 28, 2018